Shareholders' Deficit	12 Months Ended
Dec. 31, 2021
Shareholders' Deficit

10.Capitalization

Convertible Preferred Stock

In 2020, the Company issued an additional 3,562,869 shares of Series B-1 convertible preferred stock at a purchase price of $12.4168 per share, for an aggregate purchase price of $44,239. Issuance costs were $2,713.

In November 2020, certain holders of the 2019 and 2020 convertible notes exercised their option and converted the notes into 1,143,624 shares of the Company’s Series B-1 Preferred stock at a conversion price of $8.69176 per share, which was equal to 70% of the original issuance price of the Series B-1 convertible preferred stock.

In November 2020, in connection with SharesPost acquisition, the Company issued 2,313,623 shares of Junior convertible preferred stock at a fair value of $12.4168 per share.

In January 2021, the Company issued 8,949 shares of Series B-1 convertible preferred stock upon the conversion of 2020 convertible notes (Note 6). Principal plus accrued interest on the convertible notes of $111 were converted to convertible preferred stock at a price of $12.4168 per share.

In April 2021, the Company issued 4,072,904 shares of Series B-1 convertible preferred stock at a purchase price of $12.4168 per share, for an aggregate purchase price of $50,573. Issuance costs were $2,838.

In April 2021, the Company amended and restated its certificate of incorporation to authorize 805,360 shares of Series B-2 convertible preferred stock. The Series B-2 convertible preferred stock has the same dividend, liquidation, and conversion rights as the Company’s Series B-1 convertible preferred stock. Holders of the Company’s Series B-2 convertible preferred stock are not entitled to voting rights. The Company issued 132,127 shares of Series B-2 convertible preferred stock at a purchase price of $12.4168 per share, for an aggregate purchase price of $1,640. Issuance costs were immaterial.

In April 2021, the Company amended and restated its certificate of incorporation to, redefine the mandatory conversion triggering event of convertible preferred stock to include qualified initial public offering, or qualified special purpose acquisition company (“SPAC”) transaction. As of December 31, 2021, the trigger event of convertible preferred stock had not occurred and therefore, there is no impact to these consolidated financial statements.

The following table summarizes the original issuance price per share and authorized and outstanding number of shares of convertible preferred stock as of the dates indicated:

	As of December 31, 2021
	Original	Number of	Number of	Carrying	Aggregate
	Issuance	Shares	Shares	Value Net of	Liquidation
Series Name	Price	Authorized	Outstanding	Issuance Costs	Preference
Series AA	$3.0817	1,114,988	1,114,988	$3,435	$3,435
Series B	$10.6592	6,615,809	6,615,809	70,045	70,519
Series B-1	$12.4168	15,949,487	13,491,651	150,553	167,523
Series B-2	$12.4168	805,360	132,127	1,640	1,640
Junior	$12.4168	3,313,623	2,313,623	20,383	28,728
Total		27,799,267	23,668,198	$246,056	$271,845

	As of December 31, 2020
	Original	Number of	Number of	Carrying	Aggregate
	Issuance	Shares	Shares	Value Net of	Liquidation
Series Name	Price	Authorized	Outstanding	Issuance Costs	Preference
Series AA	$3.0817	1,114,988	1,114,988	$3,435	$3,435
Series B	$10.6592	6,615,809	6,615,809	70,045	70,519
Series B-1	$12.4168	10,435,129	5,672,925	62,985	70,440
Junior	$12.4168	4,354,089	2,313,623	20,383	28,728
Total		22,520,015	15,717,345	$156,848	$173,122

Redemption Rights

The holders of convertible preferred stock have no voluntary rights to redeem shares. The convertible preferred stock has deemed liquidation provisions which require the shares to be redeemed upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, or a deemed liquidation event, defined as a merger or consolidation in which the Company is a constituent party or a subsidiary of the Company is a constituent party and the Company issues shares of its capital stock pursuant to such merger or liquidation event. Although the redeemable convertible preferred stock is not mandatorily or currently redeemable, a deemed liquidation event, defined as a merger or consolidation in which the Company is a constituent party or a subsidiary of the Company is a constituent party and the Company issues shares of its capital stock pursuant to such merger or liquidation event, could constitute a redemption event outside the Company’s control. Therefore, all shares of redeemable convertible preferred stock have been presented outside of permanent equity.

The Company recorded all shares of convertible preferred stock at their respective issuance price less issuance costs on the dates of issuance. Given the Company’s performance and financial condition, the Company currently does not believe a deemed liquidation event is probable. The carrying values of the Company’s convertible preferred stock have not been accreted to their redemption values as the deemed liquidation event is not considered probable of occurring. Subsequent adjustments of the carrying values to redemption values will be made only if and when it becomes probable the preferred stock will become redeemable.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, or a deemed liquidation event, defined as a merger or consolidation in which the Company is a constituent party or a subsidiary of the Company is a constituent party and the Company issues shares of its capital stock pursuant to such merger or liquidation event, Series AA, Series B, Series B-1 and Series B-2 convertible preferred stock shall be entitled to receive a payout of $3.0817, $10.6592, $12.4168 and $12.4168 per share, respectively, plus any declared and unpaid dividends, prior and in preference to any distributions made to the holders of Junior convertible preferred stock and to the holders of common stock.

If the assets and funds distributed among the holders of Series AA, Series B, Series B-1 and Series B-2 convertible preferred stock are insufficient to permit payment to such holders of the full preferential amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of Series AA, Series B, Series B-1 and Series B-2 convertible preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

After the payment of the full liquidation preference of Series AA, Series B, Series B-1 and Series B-2 convertible preferred stock, the holders of Junior convertible preferred stock are entitled to receive an amount equal to $12.4168 per share, plus any declared but unpaid dividends, prior and in preference to any distributions made to the holders of common stock. If the remaining assets and funds distributed among the holders of the Junior convertible preferred stock are insufficient to permit payment to such holders of the full preferential amount, then all assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of Junior convertible preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

After the payment of the full liquidation preference of the shares of redeemable convertible preferred stock, the remaining assets of the Company legally available for distribution, if any, shall be distributed ratably to the holders of the common stock.

Dividends

Holders of Series B, Series B-1 and Series B-2 convertible preferred stock, prior and in preference to the holders of Junior convertible preferred stock, are entitled to receive cash dividends at a rate of 6.0% of their original issuance price. Dividends are payable only when, as and if declared by the Company’s board of directors. The Company shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock unless the holders of the convertible preferred stocks receive a dividend on each outstanding share of convertible preferred stock. Holders of Series AA convertible preferred stock are entitled to receive the same dividend should holders of Series B, Series B-1 or Series B-2 convertible preferred stock receive a dividend. Dividends are cumulative. No dividends have been declared to date.

Conversion

Each share of convertible preferred stock shall be convertible, at the option of the holder and without the payment of additional consideration by the holder, into such number of fully paid and non-assessable shares of Class AA Common Stock as is determined by dividing the original issuance price by the Series in effect at the time of conversion.

Voting Rights

Holders of convertible preferred stock are entitled to one vote for each share of common stock into which their shares can be converted. Holders of Series B convertible preferred stock together are entitled to appoint one member of the board of directors. Holders of Series B-1 convertible preferred stock together are entitled to appoint one member of the board of directors. Holders of the Company’s Series B-2 convertible preferred stock are not entitled to voting rights. Holders of Junior convertible preferred stock together are entitled to appoint two members of the board of directors. The holders of common stock and convertible preferred stock shall vote together as a single class on an as-if-converted basis and shall elect any remaining members of the board of directors. As of December 31, 2021, one member of the board of directors was elected by holders of Series B convertible preferred stock, four members of the board of directors were elected by holders of Series B-1 convertible preferred stock, and two members of the board of directors were elected by holders of Junior convertible preferred stock. As of December 31, 2020, one member of the board of directors was elected by holders of Series B convertible preferred stock, one member of the board of directors was elected by holders of Series B-1 convertible preferred stock, and two members of the board of directors were elected by holders of Junior convertible preferred stock.

Common Stock

The Company has authorized four classes of common stock: Class AA common stock, Class AA-1 common stock, Class EE-1 common stock and Class EE-2 common stock (collectively, the “common stock”). Holders of common stock are entitled to receive any dividends if and when such dividends are declared by the board of directors. Common stock is subordinated to the convertible preferred stock with respect to dividend rights and rights upon certain deemed liquidation events. Common stock is not redeemable at the option of the holder or by the Company. As of December 31, 2021 and 2020, the Company was authorized to issue up to 82,604,627 and 76,182,515 shares of its capital stock, of which 54,805,360 and 53,662,500 shares have been designated as common stock, respectively.

The holders of the Class EE-1 common stock and Class AA common stock are entitled to one vote for each share and the holders of Class EE-2 common stock are entitled to (a) with respect to votes of one or more classes of common stock only, twenty votes for each share of Class EE-2 common stock and (b) with respect to Class EE-2 common stock voting together with any shares of Preferred Stock, one vote for each share of Class EE-2 common stock. Holders of common stock, voting together as a separate class, are entitled to appoint four members of the board of directors, who will be deemed common directors. As of December 31, 2021 and 2020, two members of the board of directors were elected by holders of common stock.

Each share of Class AA common stock shall be convertible to one share of Class EE-1 common stock, up to a cumulative maximum of 600,000 shares of Class AA common stock, and each share of Class EE-1 common stock may be converted to one share of preferred stock upon authorization by the Company’s board of directors. In addition, each share of Class EE-1 or Class EE-2 may be converted, upon a disposition, to one share of Class AA common stock at the election of the holder.

In April 2021, the Company amended and restated its certificate of incorporation to, (i) increased the number of authorized shares of all classes of stock (including preferred stock) to 82,604,627 (ii) reclassified each share of Class EE-1 common stock and Class EE-2 common stock to one share of Class AA common stock.

The Company has the following shares of common stock reserved for future issuance, on an as-if converted basis:

	As of December 31,
	2021	2020
Conversion of convertible preferred stock	27,799,267	22,520,015
Warrants to purchase convertible preferred stock	1,133,725	1,133,725
Warrants to purchase common stock	74,895	74,895
Shares available for grant under 2018 Plan	363,095	1,861,856
Stock options issued and outstanding under 2018 Plan	5,031,310	3,209,063
Total shares of common stock reserved	34,402,292	28,799,554

Motive Capital Corp [Member]
Shareholders' Deficit

Note 9—Shareholders’ Deficit

Preference Shares — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021 and 2020, there were no preference shares issued or outstanding.

Class A Ordinary Shares — The Company is authorized to issue 500,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At December 31, 2021 and 2020, there were 41,400,000 Class A ordinary shares issued and outstanding, all subject to possible redemption and therefore classified as temporary equity on the accompanying balance sheets. See Note 9.

Class B Ordinary Shares — The Company is authorized to issue 50,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. On November 24, 2020, the Sponsor surrendered 2,875,000 Founder Shares, which the Company canceled. On November 24 and December 8, 2020, the Sponsor transferred 30,000 founder shares to each of the independent directors. On December 10, 2020, the Company issued a dividend of 1,725,000 Class B ordinary shares, resulting in 10,350,000 Founder Shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share cancellation. At December 31, 2021 and 2020, there were 10,350,000 Class B ordinary shares issued and outstanding.

Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.

The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with a Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.